Schedule of finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Interest and accretion on loans and payables	$ 855,271	$ 636,152	$ 4,852,409	$ 832,502
Interest on lease liabilities	95,816		114,084	72,172
Bank charges and other	4,066	3,091	529,796	8,097
Finance income	(49)	(510)	(1,000)	(4,618)
Total finance costs	$ 955,104	$ 638,733	$ 5,495,289	$ 908,153